Cover	Oct. 15, 2021
Cover [Abstract]
Entity Registrant Name	Unico American Corporation
Entity Central Index Key	0000100716
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 15, 2021
Entity File Number	000-03978
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	95-2583928
Entity Address Address Line 1	26050 Mureau Road
Entity Address City Or Town	Calabasas
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91302
City Area Code	818
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	591-9800
Security 12b Title	Common Stock, No Par Value
Trading Symbol	UNAM
Security Exchange Name	NASDAQ